Cover	Oct. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	001-40981
Entity Registrant Name	Cactus Acquisition Corp. 1 Ltd.
Entity Central Index Key	0001865861
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11 Deer Park Drive
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Monmouth Junction
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08852
City Area Code	(919)
Local Phone Number	699 9827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half redeemable warrant
Trading Symbol	CTSUF
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCTSF
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CTSUF